Annual Fund Operating Expenses	Apr. 30, 2025
ETC Cabana Target Beta ETF | ETC Cabana Target Beta ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.22%	[1]
Expenses (as a percentage of Assets)	1.02%	[2]
Fee Waiver or Reimbursement	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	0.91%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
ETC Cabana Target Drawdown 10 ETF | ETC Cabana Target Drawdown 10 ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.21%	[4]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.11%)	[5]
Net Expenses (as a percentage of Assets)	0.90%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
ETC Cabana Target Leading Sector Moderate ETF | ETC Cabana Target Leading Sector Moderate ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.13%	[7]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.11%)	[8]
Net Expenses (as a percentage of Assets)	0.82%	[9]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
QRAFT AI-Enhanced U.S. Large Cap ETF | QRAFT AI-Enhanced U.S. Large Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF | QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
LG QRAFT AI-Powered U.S. Large Cap Core ETF | LG QRAFT AI-Powered U.S. Large Cap Core ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%

[1]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	Reflects current expenses and therefore, does not correlate to the Fund’s financial highlights.
[3]	Effective January 8, 2024, Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the combined average daily net assets of the Fund and related funds up to and including $750 million, and 0.64% of combined average daily net assets in excess of $750 million. This arrangement is in effect through at least August 31, 2026, unless earlier terminated by Exchange Listed Funds Trust (the “Trust”) for any reason at any time with approval of the Board of Trustees (the “Board”) or by the Adviser for any reason upon thirty days’ prior notice to the Trust, such termination to be effective upon the expiration of the then-current term.
[4]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[5]	Effective January 8, 2024, Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the combined average daily net assets of the Fund and related funds up to and including $750 million, and 0.64% of combined average daily net assets in excess of $750 million through at least August 31, 2026, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) for any reason at any time or by the Adviser for any reason upon thirty days’ prior notice to the Trust, such termination to be effective upon the expiration of the then-current term.
[6]	Reflects current expenses and therefore, does not correlate to the Fund’s financial highlights.
[7]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[8]	Effective January 8, 2024, Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the combined average daily net assets of the Fund and related funds up to and including $750 million, and 0.64% of combined average daily net assets in excess of $750 million through at least August 31, 2026, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) for any reason at any time or by the Adviser for any reason upon thirty days’ prior notice to the Trust, such termination to be effective upon the expiration of the then-current term.
[9]	Reflects current expenses and therefore, does not correlate to the Fund’s financial highlights.